Fair Value Measurement - Condensed Consolidated Balance Sheets for Derivative Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Current Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 40	[1]	$ 1	[1]
Net realized and unrealized gains (losses) included in earnings	42	[1],[2]	14	[1],[2]
Transfers into Level 3	0	[1],[3]	0	[1],[3]
Transfers out of Level 3	(1)	[1],[3]	0	[1],[3]
Settlements	(40)	[1]	(2)	[1]
Purchases	24	[1]	27	[1]
Ending balance	65	[1]	40	[1]
Net unrealized gains still held included in earnings	41	[1],[2]	13	[1],[2]
Long-Term Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	65	[1]	1	[1]
Net realized and unrealized gains (losses) included in earnings	(50)	[1],[2]	2	[1],[2]
Transfers into Level 3	0	[1],[3]	0	[1],[3]
Transfers out of Level 3	(2)	[1],[3]	0	[1],[3]
Settlements	0	[1]	0	[1]
Purchases	62	[1]	62	[1]
Ending balance	75	[1]	65	[1]
Net unrealized gains still held included in earnings	(50)	[1],[2]	2	[1],[2]
Current Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(1)	[1]	(1)	[1]
Net realized and unrealized (losses) gains included in earnings	0	[1],[2]	0	[1],[2]
Transfers into Level 3	0	[1],[3]	0	[1],[3]
Transfers out of Level 3	1	[1],[3]	0	[1],[3]
Settlements	0	[1]	0	[1]
Purchases	0	[1]	0	[1]
Ending balance	0	[1]	(1)	[1]
Net unrealized gains (losses) still held included in earnings	0	[1],[2]	0	[1],[2]
Long-Term Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	[1]	0	[1]
Net realized and unrealized (losses) gains included in earnings	0	[1],[2]	0	[1],[2]
Transfers into Level 3			0	[1],[3]
Transfers out of Level 3	0	[1],[3]	0	[1],[3]
Settlements	0	[1]	0	[1]
Purchases	0	[1]	0	[1]
Ending balance	0	[1]	0	[1]
Net unrealized gains (losses) still held included in earnings	$ 0	[1],[2]	$ 0	[1],[2]

[1]	There were no issuances or sales of derivatives for the years ended December 31, 2013 and 2012.
[2]	Represents the amount of total gains or losses for the year, included in gains or losses from commodity derivative activity, net, attributable to changes in unrealized gains or losses relating to assets and liabilities classified as Level 3.
[3]	Amounts transferred in and amounts transferred out are reflected at fair value as of the end of the period.